Note A - The Company and Summary of Significant Accounting Policies (Details) - Valuation Assumptions for Stock Options	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation Assumptions for Stock Options [Abstract]
Risk free interest rate	0.80%	1.64%
Expected life of options (in years)	4 years 175 days	4 years 189 days
Expected dividends	0.00%	0.00%
Volatility of stock price	114.00%	114.00%